Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000166588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
Average Annual Return, Percent	11.17%	3.76%	4.60%
C000166589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
Average Annual Return, Percent	12.70%	5.28%	5.69%
C000166590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Growth Portfolio
Average Annual Return, Percent	16.01%	8.77%	8.01%
MSCI All Country World Index S M S000052998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	22.34%	11.19%	12.23%
MSCI All Country World Index S M S000052999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	22.34%	11.19%	12.23%
MSCI All Country World Index S M S000053000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	22.34%	11.19%	12.23%
Protective Life Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Protective Life Conservative Allocation Index
Average Annual Return, Percent	14.71%	5.41%	7.07%
Protective Life Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Protective Life Moderate Allocation Index
Average Annual Return, Percent	16.97%	7.15%	8.64%